Right of Use Assets, Net - Summary of Right of Use Assets, Net (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Feb. 28, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	$ 1,845
Balance at end of period	1,680	$ 1,845
Right-of-Use Assets, Net	1,680	1,845
BP-Husky Refining LLC
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-Use Assets, Net			$ 7
COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	2,687	2,656
Additions	57	25
Exchange Rate Movements and Other	25	6
Acquisitions (Note 5) (3)	33
Divestitures	19
Balance at end of period	2,783	2,687
Right-of-Use Assets, Net	2,783	2,687
ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	842	646
Exchange Rate Movements and Other	(20)	(101)
Divestitures	12
Depreciation	293	297
Balance at end of period	1,103	842
Real Estate
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	472
Balance at end of period	432	472
Right-of-Use Assets, Net	432	472
Real Estate | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	599	592
Additions	1	0
Exchange Rate Movements and Other	(13)	7
Acquisitions (Note 5) (3)	1
Divestitures	0
Balance at end of period	588	599
Right-of-Use Assets, Net	588	599
Real Estate | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	127	92
Exchange Rate Movements and Other	(7)	(1)
Divestitures	0
Depreciation	36	36
Balance at end of period	156	127
Transportation And Storage Assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	1,195
Balance at end of period	1,101	1,195
Right-of-Use Assets, Net	1,101	1,195
Transportation And Storage Assets | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	1,840	1,841
Additions	56	22
Exchange Rate Movements and Other	44	(23)
Acquisitions (Note 5) (3)	24
Divestitures	0
Balance at end of period	1,964	1,840
Right-of-Use Assets, Net	1,964	1,840
Transportation And Storage Assets | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	645	520
Exchange Rate Movements and Other	(5)	(101)
Divestitures	0
Depreciation	223	226
Balance at end of period	863	645
Refining Assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	116
Balance at end of period	96	116
Right-of-Use Assets, Net	96	116
Refining Assets | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	174	161
Additions	0	1
Exchange Rate Movements and Other	(2)	12
Acquisitions (Note 5) (3)	8
Divestitures	19
Balance at end of period	161	174
Right-of-Use Assets, Net	161	174
Refining Assets | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	58	33
Exchange Rate Movements and Other	(3)	4
Divestitures	12
Depreciation	22	21
Balance at end of period	65	58
Other Assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	62
Balance at end of period	51	62
Right-of-Use Assets, Net	51	62
Other Assets | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	74	62
Additions	0	2
Exchange Rate Movements and Other	(4)	10
Acquisitions (Note 5) (3)	0
Divestitures	0
Balance at end of period	70	74
Right-of-Use Assets, Net	70	74
Other Assets | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	12	1
Exchange Rate Movements and Other	(5)	(3)
Divestitures	0
Depreciation	12	14
Balance at end of period	$ 19	$ 12